UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/2006

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 23, 2007

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $124911



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5790    74295 SH       SOLE                    74295
AllianceBernstein Holding L.P. COM              01881G106      641     7975 SH       SOLE                     7975
Allstate Corp                  COM              020002101      239     3668 SH       SOLE                     3668
Bridgehampton National Bank    COM              108035106     4409   183715 SH       SOLE                   183715
Carmax Inc.                    COM              143130102     7191   134080 SH       SOLE                   134080
Citigroup Inc.                 COM              172967101     5884   105633 SH       SOLE                   105633
Comcast Corp New CL A SPL      COM              20030N200     3359    80200 SH       SOLE                    80200
Currency Shares Euro Shares    COM              23130c108      324     2450 SH       SOLE                     2450
Emerson Elec Co                COM              291011104     5749   130400 SH       SOLE                   130400
General Elec Co                COM              369604103     6793   182555 SH       SOLE                   182555
Goldman Sachs Group Inc        COM              38141G104     5993    30065 SH       SOLE                    30065
Home Depot Inc                 COM              437076102     1048    26100 SH       SOLE                    26100
Illinois Tool Wks Inc.         COM              452308109     5745   124380 SH       SOLE                   124380
L 3 Communications Hldg Corp   COM              502424104     5863    71690 SH       SOLE                    71690
Medtronic Inc.                 COM              585055106     6189   115665 SH       SOLE                   115665
Morgan Stanley, Dean Witter &  COM              617446448      707     8680 SH       SOLE                     8680
Pepsico Inc.                   COM              713448108     5246    83875 SH       SOLE                    83875
Procter and Gamble Co          COM              742718109     2510    39050 SH       SOLE                    39050
Schlumberger                   COM              806857108     6147    97330 SH       SOLE                    97330
Sealed Air Corp New            COM              81211K100     6090    93810 SH       SOLE                    93810
Staples Inc.                   COM              855030102     7102   265986 SH       SOLE                   265986
Target Corp                    COM              87612E106     6496   113861 SH       SOLE                   113861
United Parcel Svc Inc.         COM              911312106     4426    59030 SH       SOLE                    59030
UnitedHealth Group Inc         COM              91324P102     5202    96825 SH       SOLE                    96825
Wal Mart Stores Inc.           COM              931142103     3238    70110 SH       SOLE                    70110
Walgreen Co.                   COM              931422109     5932   129270 SH       SOLE                   129270
XTO Energy Inc.                COM              98385X106     5486   116604 SH       SOLE                   116604
Yadkin Valley Bk & TR Co Elkin COM              984314104      898    46983 SH       SOLE                    46983
Nuveen Flagship Mun Tr Int Dr                   67065Q202      213 23662.344SH       SOLE                23662.344